Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers	$ 32,268,479	$ 32,336,084	$ 73,426,381	$ 79,510,746	$ 80,671,081
Segment profit/(loss)	(212,657)	(2,029,342)	(299,418)	(24,218,098)	(6,764,511)
Interest income	203,031	314,957	581,768	1,478,436	872,503
Other income: non-recurring items - other corporate	151,073
Finance costs	(22,490)	(26,173)	(53,853)	(25,472)	(19,028,007)
Depreciation and amortization	(646,670)	(623,524)	(1,012,507)	(4,042,969)	(7,164,677)
Equity-settled share-based payment expense	(556,518)	(745,096)	(1,288,714)	(3,179,214)	(6,629,044)
Changes in fair value of financial instruments	(52,566)	157,698	262,829	446,811	(57,333,432)
Unrealized foreign exchange differences, net	(2,445,951)	3,962,673	4,800,870	(4,196,831)	895,392
Investor relations costs - other corporate	(286,784)	(161,502)	(565,982)
Legal and professional fees - other corporate	(2,908,407)	(1,213,157)	(2,646,323)		(500,000)
Technology costs - other corporate	(838,862)	(1,533,657)	(2,811,975)
Other corporate costs	(317,535)	(321,748)	(912,019)
Loss before tax	(7,934,336)	(2,218,871)	(5,138,570)	(37,678,411)	(172,537,530)
Gain on disposal of assets in Malaysian operations				600,000
Impairment of intangible assets				(4,541,074)	(3,105,507)
Written off of intangible assets			(1,193,246)
Other long-term employee benefits expense					(109,702)
Share-based payment on listing					(67,027,178)
Transaction expenses					(6,643,367)
Hong Kong [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers	16,312,108	14,194,612	31,116,926	30,443,311	26,947,177
Segment profit/(loss)	504,105	143,611	1,559,363	(2,585,990)	680,500
Singapore [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers	11,831,665	12,857,209
Segment profit/(loss)	125,282	(511,138)
Philippines [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers	2,440,792	3,475,989
Segment profit/(loss)	(711,913)	(1,146,546)
Taiwan [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers	1,683,914	1,808,274
Segment profit/(loss)	$ (130,131)	$ (515,269)
Singapore [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers			30,933,640	30,890,285	32,069,713
Segment profit/(loss)			(86,764)	(6,501,311)	(1,579,640)
Philippines [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers			7,372,109	12,843,932	14,169,389
Segment profit/(loss)			(1,662,319)	(1,726,411)	768,659
Taiwan [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers			4,003,706	5,136,523	6,742,747
Segment profit/(loss)			$ (109,698)	(1,331,595)	(826,446)
Malaysia [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers				196,695	738,053
Segment profit/(loss)				(552,509)	(485,596)
Other Asia [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers					4,002
Segment profit/(loss)				(88,113)	(105,546)
Unallocated [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers
Segment profit/(loss)				$ (11,432,169)	$ (5,216,442)